PREPAID EXPENSES (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current prepayments [abstract]
Impairment of prepaid expenses	$ 121,125	$ 51,828	$ 26,234